Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Schedule Of Property And Equipment Useful Lives

Manufacturing and office equipment	5-7 years
Leasehold improvements	Shorter of useful life or remaining life of lease
Furniture and fixtures	7 years
Computer equipment and software	3-5 years

Summary Of Anti-Dilutive Shares

	2020	2019
Options outstanding	12,240	11,410
Warrants outstanding	12,850	12,150
Unvested RSUs	187	-
Shares underlying convertible notes	23,557	20,846
	48,834	44,406